OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Tax receivables	$ 3,997	$ 9,144
Prepaid expenses	14,170	11,634
Interest on deposits and other receivables	4,585	738
Other current assets	$ 22,752	$ 21,516